Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	FRANKLIN VALUE INVESTORS TRUST
Central Index Key	0000856119
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Mar. 01, 2017
Franklin Value Investors Trust-20 | FRANKLIN BALANCE SHEET INVESTMENT FUND | CLASS A
Risk/Return:
Trading Symbol	FRBSX
Franklin Value Investors Trust-20 | FRANKLIN BALANCE SHEET INVESTMENT FUND | CLASS C
Risk/Return:
Trading Symbol	FCBSX
Franklin Value Investors Trust-20 | FRANKLIN BALANCE SHEET INVESTMENT FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FBSAX
Franklin Value Investors Trust-20 | FRANKLIN BALANCE SHEET INVESTMENT FUND | CLASS R
Risk/Return:
Trading Symbol	FBSRX
Franklin Value Investors Trust-20 | FRANKLIN BALANCE SHEET INVESTMENT FUND | Class R6
Risk/Return:
Trading Symbol	FBSIX
Franklin Value Investors Trust-20 | FRANKLIN MIDCAP VALUE FUND | CLASS A
Risk/Return:
Trading Symbol	FMVAX
Franklin Value Investors Trust-20 | FRANKLIN MIDCAP VALUE FUND | CLASS C
Risk/Return:
Trading Symbol	FMVCX
Franklin Value Investors Trust-20 | FRANKLIN MIDCAP VALUE FUND | CLASS R
Risk/Return:
Trading Symbol	FMVRX
Franklin Value Investors Trust-20 | FRANKLIN MIDCAP VALUE FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FMVZX
Franklin Value Investors Trust-20 | FRANKLIN SMALL CAP VALUE FUND | CLASS A
Risk/Return:
Trading Symbol	FRVLX
Franklin Value Investors Trust-20 | FRANKLIN SMALL CAP VALUE FUND | CLASS C
Risk/Return:
Trading Symbol	FRVFX
Franklin Value Investors Trust-20 | FRANKLIN SMALL CAP VALUE FUND | CLASS R
Risk/Return:
Trading Symbol	FVFRX
Franklin Value Investors Trust-20 | FRANKLIN SMALL CAP VALUE FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FVADX
Franklin Value Investors Trust-20 | FRANKLIN SMALL CAP VALUE FUND | Class R6
Risk/Return:
Trading Symbol	FRCSX